FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—51.3%
Aimmune Therapeutics, Inc.	(r)	Pharmaceuticals, Biotechnology & Life Sciences	L+750	1.0%	1/3/25	$3,824	$3,786	$3,886
Ascena Retail Group, Inc.	(e)	Retailing	L+450	0.8%	8/21/22	35,000	22,156	19,631
Aspect Software, Inc.	(r)(v)	Software & Services	L+500	1.0%	1/15/24	11,080	9,906	10,014
Aspect Software, Inc.	(g)(r)(v)	Software & Services	L+500	1.0%	7/15/23	1,743	1,743	1,743
BCP Raptor II, LLC		Energy	L+475		11/3/25	24,938	24,471	22,527
CCS-CMGC Holdings, Inc.	(e)	Health Care Equipment & Services	L+550		10/1/25	19,850	19,673	19,668
CITGO Holding, Inc.	(e)	Energy	L+700	1.0%	8/1/23	10,000	9,855	10,219
CITGO Petroleum Corp.	(e)	Energy	L+500	1.0%	3/28/24	39,800	39,435	40,049
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	10,670	10,433	10,420
Diebold Nixdorf, Inc.		Technology Hardware & Equipment	L+925		8/31/22	24,465	25,220	25,860
Fairway Group Acquisition Co.	(i)(p)(r)(v)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	5,125	4,193	224
Fairway Group Acquisition Co.	(r)(v)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	8,138	8,138	7,466
Fairway Group Acquisition Co.	(r)(v)	Food & Staples Retailing	4.0%, 1,100 PIK (1,100 Max PIK)		8/28/23	1,701	1,695	1,701
Fairway Group Acquisition Co.	(r)(v)	Food & Staples Retailing	4.0%, 1,100 PIK (1,100 Max PIK)		8/28/23	2,841	2,704	2,841
J. Crew Group, Inc.	(f)	Retailing	L+322	1.0%	3/5/21	17,914	13,647	15,699
JC Penney Corp., Inc.	(e)	Retailing	L+425	1.0%	6/23/23	11,109	10,620	9,710
Kronos Acquisition Holdings Inc.	(e)(f)	Household & Personal Products	L+400		5/15/23	33,279	31,654	31,656
LifeScan Global Corp.	(e)	Health Care Equipment & Services	L+600		10/1/24	40,789	39,130	37,067
Limbach Facility Services, LLC	(r)	Capital Goods	L+800	2.0%	4/12/23	15,385	15,385	15,385
Limbach Facility Services, LLC	(g)(r)	Capital Goods	L+800	2.0%	4/12/23	9,615	9,615	9,615
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25	26,663	26,206	26,329
Monitronics International, Inc.	(e)(f)	Consumer Services	L+500	1.5%	7/3/24	27,716	27,795	27,959
Monitronics International, Inc.	(e)	Consumer Services	L+650	1.3%	3/29/24	47,773	46,414	44,142
Neovia Logistics, LP	(e)	Transportation	L+650		5/8/24	35,000	34,015	34,563
Northpole Newco S.A.R.L.	(e)	Software & Services	L+700		3/18/25	9,750	8,818	8,872
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 5.0% PIK (5.0% Max PIK)	2.5%	12/5/19	28,679	21,167	1,900
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 5.0% PIK (5.0% Max PIK)	2.5%	12/5/19	3,020	2,243	200
Peninsula Pacific Entertainment, LLC		Consumer Services	L+725		11/13/24	10,620	10,580	10,647

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Pioneer Energy Services Corp.		Energy	L+775		11/8/22		$17,000	$16,928	$16,533
Propulsion Acquisition, LLC		Capital Goods	L+600	1.0%	7/13/21		15,733	15,321	15,576
Quorum Health Corp.	(e)	Health Care Equipment & Services	L+675	1.0%	4/29/22		30,184	29,808	29,807
RentPath, LLC		Media	L+475	1.0%	12/17/21		990	859	526
Salt Creek Aggregator HoldCo, LLC	(r)	Energy	L+550		10/31/22		29,850	29,607	29,253
SCM Topco, LLC	(r)	Energy	L+10.0% PIK (10.0% Max PIK)	1.0%	5/30/24		40,877	40,595	40,519
Sheridan Investment Partners I, LLC	(e)	Energy	L+350	0.8%	10/1/19		23,202	23,202	18,097
Sheridan Production Partners I-A, L.P.	(e)	Energy	L+350	0.8%	10/1/19		3,076	3,076	2,399
Sheridan Production Partners I-M, L.P.	(e)	Energy	L+350	0.8%	10/1/19		1,877	1,877	1,464
Staples Canada, ULC	(r)	Retailing	L+700	1.0%	9/12/24	C$	22,241	17,767	16,689
Sungard AS New Holdings III, LLC	(r)(v)	Software & Services	L+750	1.0%	2/3/22		$3,039	2,952	3,145
Sungard AS New Holdings III, LLC	(g)(r)(v)	Software & Services	L+750	1.0%	2/3/22		3,039	2,952	3,145
Trico Group, LLC	(e)	Automobiles & Components	L+700	1.0%	2/2/24		29,250	28,185	28,738
Uniti Group LP		Real Estate	L+500	1.0%	10/24/22		45,628	43,513	44,594
Waterbridge Midstream Operating LLC	(e)(f)	Energy	L+575	1.0%	6/22/26		28,000	27,319	27,125
Windstream Services, LLC	(p)	Telecommunication Services	P+300		4/24/20		14,575	13,940	14,622
Windstream Services, LLC	(e)(p)	Telecommunication Services	P+500	0.8%	3/29/21		20,015	19,558	20,392
Wok Holdings, Inc.	(e)	Consumer Services	L+650		3/1/26		19,900	19,714	17,015

Total Senior Secured Loans—First Lien								817,870	779,632
Unfunded Loan Commitments								(14,310)	(14,310)

Net Senior Secured Loans—First Lien								803,560	765,322

Senior Secured Loans—Second Lien—18.1%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	58,154	60,000
Fairway Group Acquisition Co.	(i)(p)(r)(v)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24		4,586	3,679	—
Gigamon, Inc.	(e)	Software & Services	L+850	1.0%	12/26/25		50,000	49,238	49,250
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25		20,000	19,779	19,787
LBM Borrower, LLC		Capital Goods	L+925	1.0%	8/20/23		27,300	27,189	26,874
Livingston International, Inc.	(e)	Transportation	L+950		4/30/27		25,000	23,784	23,875
MLN US Holdco LLC	(e)	Telecommunication Services	L+875		11/30/26		25,500	24,381	22,143
NGS US Finco, LLC		Energy	L+850	1.0%	4/1/26		30,000	29,589	30,150

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Sungard AS New Holdings III, LLC	(r)(v)	Software & Services	L+400, 2.5% PIK (2.5% Max PIK)	1.0%	11/3/22	$14,824	$14,824	$14,824
Virtus Partners Holdings, LLC	(r)	Software & Services	4.0%, 8.0% PIK (8.0% Max PIK)		11/17/22	21,417	21,096	22,273

Total Senior Secured Loans—Second Lien							271,713	269,176

Senior Secured Bonds—22.8%
Ardonagh Midco 3 PLC	(o)	Diversified Financials	8.4%		7/15/23	£17,154	19,152	20,309
Ardonagh Midco 3 PLC	(n)(o)	Diversified Financials	8.6%		7/15/23	$17,310	15,190	16,618
CITGO Petroleum Corp.	(n)(o)	Energy	9.3%		8/1/24	20,000	20,000	21,300
CSI Compressco LP	(n)(o)	Energy	7.5%		4/1/25	3,000	2,845	2,963
CSVC Acquisition Corp.	(m)(n)(o)	Diversified Financials	7.8%		6/15/25	44,272	39,400	31,654
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	7.8%		9/1/23	18,405	18,584	19,026
Digicel International Finance Limited	(n)(o)	Telecommunication Services	8.8%		5/25/24	30,000	29,296	28,650
Gogo Intermediate Holdings LLC	(f)(n)(o)	Software & Services	9.9%		5/1/24	22,500	22,395	24,131
Guitar Center, Inc.	(n)(o)	Retailing	9.5%		10/15/21	20,000	19,239	19,100
J. Crew Brand, LLC	(n)(o)	Retailing	13.0%		9/15/21	33,259	33,105	34,174
JC Penney Corp., Inc.	(n)(o)	Retailing	5.9%		7/1/23	2,000	1,735	1,730
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	30,000	30,000	31,725
K. Hovnanian Enterprises, Inc.	(f)(n)(o)	Consumer Durables & Apparel	10.0%		7/15/22	18,173	17,176	15,220
K. Hovnanian Enterprises, Inc.	(f)(n)(o)	Consumer Durables & Apparel	10.5%		7/15/24	19,853	19,320	15,187
Navios Logistics Finance, Inc.	(n)(o)	Transportation	7.3%		5/1/22	35,000	33,263	34,212
O&M Halyard, Inc.	(o)	Health Care Equipment & Services	4.4%		12/15/24	8,500	5,693	6,609
StoneMor Partners L.P.	(n)	Consumer Services	11.5% PIK (11.5% Max PIK)		6/30/24	10,103	9,779	9,977
Surgery Center Holdings, Inc.	(n)(o)	Health Care Equipment & Services	10.0%		4/15/27	5,594	5,366	5,692
Uniti Group LP	(n)(o)	Real Estate	6.0%		4/15/23	2,000	1,816	1,939

Total Senior Secured Bonds							343,354	340,216

Subordinated Debt—23.6%
Acorda Therapeutics, Inc.	(o)	Pharmaceuticals, Biotechnology & Life Sciences	1.8%		6/15/21	5,000	3,960	3,937
Acrisure LLC	(n)(o)	Insurance	10.1%		8/1/26	27,000	27,000	28,282
Advisor Group Holdings, Inc.	(n)(o)	Diversified Financials	10.8%		8/1/27	20,000	19,231	20,400
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£55,200	81,351	71,993

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
CSI Compressco LP	(o)	Energy	7.3%		8/15/22	$22,548	$19,994	$20,510
Diamond Resorts International, Inc.	(f)(n)(o)	Consumer Services	10.8%		9/1/24	6,444	6,082	6,670
Extraction Oil & Gas, Inc.	(n)(o)	Energy	7.4%		5/15/24	26,136	23,712	17,250
Freedom Mortgage Corp	(n)(o)	Diversified Financials	10.8%		4/1/24	45,000	44,221	44,437
Frontier Communications Corp.	(f)(o)	Telecommunication Services	10.5%		9/15/22	21,000	15,413	9,726
Frontier Communications Corp.	(o)	Telecommunication Services	8.8%		4/15/22	3,000	2,156	1,350
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	9.0%		8/15/23	48,550	45,630	42,967
Montage Resources Corp.	(m)(o)	Energy	8.9%		7/15/23	49,489	44,887	38,107
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	38,867	38,563	36,681
Quorum Health Corp.	(o)	Health Care Equipment & Services	11.6%		4/15/23	4,000	3,527	3,610
Surgery Center Holdings, Inc.	(n)(o)	Health Care Equipment & Services	6.8%		7/1/25	6,975	5,899	6,295

Total Subordinated Debt							381,626	352,215

Collateralized Securities—2.3%
Deutsche Bank AG Frankfurt	(m)(n)(r)	Diversified Financials	13.9%		10/20/26	35,000	34,974	34,563

Total Collateralized Securities							34,974	34,563

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—3.7%
Aspect Software Parent, Inc., Warrants	(i)(r)(v)	Software & Services			598,778	$—	$—
Avantor, Inc., Common Equity	(i)(n)	Materials			195,675	2,740	2,877
Avaya Inc., Common Equity	(i)(o)	Technology Hardware & Equipment			757,112	14,706	7,745
Bright Pattern, Inc., Common Equity	(i)(r)(v)	Software & Services			599,720	973	930
Chinos Holdings, Inc., Series A Preferred Equity	(m)(r)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)		18,466	6,048	11,333
Chinos Holdings, Inc., Common Equity	(i)(r)	Retailing			1,068,652	117	780
Fairway Group Holdings Corp., Common Equity	(i)(r)(v)	Food & Staples Retailing			76,517	2,458	—
iPath S&P 500 VIX Short-Term Futures ETN, Call Option, Strike: $35.00	(i)(m)(s)	Diversified Financials			5,000	521	48
iShares iBoxx High Yield Corporate Bond ETF, Put Option, Strike: $85.00	(i)(m)(t)	Diversified Financials			30,000	1,747	1,124
iShares iBoxx High Yield Corporate Bond ETF, Put Option, Strike: $85.00	(i)(m)(u)	Diversified Financials			10,000	802	766
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy			1,960,162	12,044	9,917

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Selecta Group B.V., Contingent Value Notes	(h)(i)	Retailing			7	$3	$2
Selecta Group B.V., Warrants, 6/20/2020	(h)(i)	Retailing			98	2	2
SPDR S&P 500 ETF Trust, Put Option, Strike: $280.00	(i)(m)(s)	Diversified Financials			20,000	3,835	1,454
SPDR S&P 500 ETF Trust, Put Option, Strike: $285.00	(i)(m)(s)	Diversified Financials			4,000	1,035	473
Sungard AS New Holdings, LLC, Common Equity	(i)(r)(v)	Software & Services			272,014	19,011	17,352
TE Holdings, LLC, Preferred Equity	(i)	Energy	8.0% PIK (8.0% Max PIK)		216,711	2,164	—
TE Holdings, LLC, Common Equity	(i)(q)	Energy			326,925	2,779	204
White Star Petroleum Holdings, LLC, Common Equity	(i)(q)(r)	Energy			2,969,914	2,524	—

Total Equity/Other						73,509	55,007

TOTAL INVESTMENTS—121.8%						$1,908,736	1,816,499

Liabilities in Excess of Other Assets—(21.8)%	(j)						(325,651)

NET ASSETS—100.0%							$1,490,848

Shares Outstanding							198,857,608
Net Asset Value per Common Share at End of Period							$7.50

C$ – Canadian Dollar.

£ – British Pound.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Options Written

Description	Footnotes	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
iPath S&P 500 VIX Short-Term Futures ETN	(i)(m)(s)	Call Option	$50.00	10/18/19	(5,000)	$(92)	$(4)
iShares iBoxx High Yield Corporate Bond ETF	(i)(m)(t)	Put Option	$80.00	11/15/19	(30,000)	(743)	(257)
iShares iBoxx High Yield Corporate Bond ETF	(i)(m)(u)	Put Option	$80.00	12/20/19	(10,000)	(207)	(225)
SPDR Barclays High Yield Bond ETF	(i)(m)(s)	Put Option	$265.00	10/18/19	(4,000)	(299)	(61)
SPDR Barclays High Yield Bond ETF	(i)(m)(s)	Put Option	$277.00	10/18/19	(20,000)	(3,105)	(1,069)

Total Options Written						$(4,446)	$(1,616)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10/10/19	USD	25,828	CAD	34,000	$151
JPMorgan Chase Bank, N.A.	10/10/19	USD	2,213	EUR	2,000	31
JPMorgan Chase Bank, N.A.	10/10/19	USD	94,324	GBP	76,500	168

						$350

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

USD—U.S. Dollar.

Centrally Cleared Credit Default Swaps on Corporate Issues—Buy Protection(r)

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2019(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
High Yield ETF CDS	JPMorgan Chase Bank, N.A.	2.9%	Diversified Financials	5.0%	12/20/23	$(30,000)	$(2,318)	$(142)	$(2,176)

							$(2,318)	$(142)	$(2,176)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection(r)

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2019(k)	Industry	Fixed Deal Receive Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	147.8%	Telecommunication Services	5.0%	6/20/20	$5,000	$(2,492)	$(849)	$(1,643)

							$(2,492)	$(849)	$(1,643)

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)

Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2019, the three-month London Interbank Offered Rate (“L”) was 2.09% and the Prime Rate (“P”) was 5.00%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment. Variable rate securities with no floor rate use the respective benchmark rate in all cases.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)

Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

(e)

Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.

(f)	Position or portion thereof unsettled as of September 30, 2019.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of forward foreign currency exchange contracts, credit default swap positions and options written.
(k)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $550,843, which represents approximately 36.9% of net assets as of September 30, 2019. As of September 30, 2019, the Fund held one restricted security as to resale, Avantor, Inc., Common Equity, which the Fund had acquired on May 16, 2019 at a cost of $2,740. Total market value of the restricted security amounts to $2,877, which represents approximately 0.2% of net assets as of September 30, 2019.

(o)

Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.

(p)	Security was on non-accrual status as of September 30, 2019.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)	Options expire on October 18, 2019.
(t)	Options expire on November 15, 2019.
(u)	Options expire on December 20, 2019.
(v)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of a portfolio company. As of September 30, 2019, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to such portfolio companies for the nine months ended September 30, 2019:

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2019

(in thousands, except share and per share amounts)

Portfolio Company	Fair Value at December 31, 2018	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2019	Interest Income(3)	PIK Income(3)	Fee Income(3)
Senior Secured Loans—First Lien
Aspect Software, Inc.	$5,118	$—	$(5,353)	$(1,438)	$1,673	$—	$—	$—	$—
Aspect Software, Inc.	7,008	—	(7,472)	(1,908)	2,372	—	—	—	—
Aspect Software, Inc.	—	9,956	(56)	6	108	10,014	552	—	—
Aspect Software, Inc.(4)	—	—	—	—	—	—	4	—
Fairway Group Acquisition Co.	624	—	—	—	(400)	224	—	—	—
Fairway Group Acquisition Co.	7,219	705	—	—	(458)	7,466	—	705	—
Fairway Group Acquisition Co.	514	1,188	—	—	(1)	1,701	29	86	—
Fairway Group Acquisition Co.	2,588	271	—	—	(18)	2,841	50	253	—
SunGard Availability Services Capital, Inc.	—	26,345	(17,545)	(8,800)	—	—	281	—	32
SunGard Availability Services Capital, Inc.	—	16,556	(14,742)	(1,814)	—	—	157	—	3
Sungard AS New Holdings III, LLC(5)	—	3,392	(454)	14	386	3,338	161	—	105
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—	—
Sungard AS New Holdings III, LLC	—	14,824	—	—	—	14,824	455	96	—
Subordinated Debt
SunGard Availability Services Capital, Inc.	—	30,488	(4,862)	(25,626)	—	—	—	—	—
Equity/Other
Aspect Software Parent, Inc., Common Equity	—	—	—	(39,206)	39,206	—	—	—	—
Aspect Software Parent, Inc., Warrants	—	—	—	—	—	—	—	—	—
Bright Pattern, Inc., Common Equity	—	973	—	—	(43)	930	—	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—	—
Sungard AS New Holdings, LLC, Common Equity	—	19,011	—	—	(1,659)	17,352	—	—	—

Total	$23,071	$123,709	$(50,484)	$(78,772)	$41,166	$58,690	$1,689	$1,140	$140

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.

(3)	Interest, PIK and fee income are presented for the full nine months ended September 30, 2019.
(4)	Security is an unfunded commitment with amortized cost of $1,743 and fair value of $1,743.
(5)	Security includes a partially unfunded commitment with amortized cost of $2,952 and fair value of $3,145.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2018 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2019.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$803,560	$765,322	42%
Senior Secured Loans—Second Lien	271,713	269,176	15%
Senior Secured Bonds	343,354	340,216	19%
Subordinated Debt	381,626	352,215	19%
Collateralized Securities	34,974	34,563	2%
Equity/Other	73,509	55,007	3%

Total	$1,908,736	$1,816,499	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of September 30, 2019, the Fund held investments in four portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” each as defined in the 1940 Act. For additional information with respect to such portfolio companies, see footnote (v) to the unaudited consolidated schedule of investments as of September 30, 2019 included herein.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2019, the Fund had three senior secured loan investments with aggregate unfunded commitments of $14,310. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$28,738	2%
Capital Goods	154,516	8%
Consumer Durables & Apparel	32,507	2%
Consumer Services	145,856	8%
Diversified Financials	171,846	9%
Energy	348,586	19%
Food & Staples Retailing	12,232	1%
Health Care Equipment & Services	108,748	6%
Household & Personal Products	74,623	4%
Insurance	100,275	6%
Materials	34,602	2%
Media	526	0%
Pharmaceuticals, Biotechnology & Life Sciences	7,823	0%
Real Estate	46,533	3%
Retailing	128,850	7%
Software & Services	197,100	11%
Technology Hardware & Equipment	33,605	2%
Telecommunication Services	96,883	5%
Transportation	92,650	5%

Total	$1,816,499	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2019:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,608,884	89%
Europe	143,487	8%
Other	64,128	3%

Total	$1,816,499	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2019, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$631,906	$133,416	$765,322
Senior Secured Loans—Second Lien	—	232,079	37,097	269,176
Senior Secured Bonds	—	340,216	—	340,216
Subordinated Debt	—	352,215	—	352,215
Collateralized Securities	—	—	34,563	34,563
Equity/Other	14,487	208	40,312	55,007

Total Investments	14,487	1,556,624	245,388	1,816,499

Forward Foreign Currency Exchange Contracts	—	350	—	350

Total	$14,487	$1,556,974	$245,388	$1,816,849

Liability Description	Level 1	Level 2	Level 3	Total
Options Written	$—	$1,616	$—	$1,616
Credit Default Swaps—Buy Protection	—	—	2,318	2,318
Credit Default Swaps—Sell Protection	—	—	2,492	2,492

Total	$—	$1,616	$4,810	$6,426

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2019:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$91,637	$20,231	$41,996	$91,469	$245,333
Accretion of discount (amortization of premium)	258	65	—	200	523
Net realized gain (loss)	(3,555)	—	62	(34,507)	(38,000)
Net change in unrealized appreciation (depreciation)	3,732	716	(713)	30,324	34,059
Purchases	81,054	14,728	—	19,985	115,767
Paid-in-kind interest	2,150	1,357	—	2,355	5,862
Sales and repayments	(41,860)	—	(6,782)	(69,514)	(118,156)
Net transfers in or out of Level 3	—	—	—	—	—

Fair value at end of period	$133,416	$37,097	$34,563	$40,312	$245,388

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$47	$716	$(529)	$(3,883)	$(3,649)

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation of centrally cleared credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2019:

Fair value at beginning of period	$(687)
Net realized gain (loss)	(1,282)
Net change in unrealized appreciation (depreciation)	(1,540)
Swap premiums paid	—
Coupon payments paid	1,105
Premiums received on exit	86
Net transfers in or out of Level 3	—

Fair value at end of period	$(2,318)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—buy protection still held at the reporting date	$(1,591)

The following is a reconciliation of centrally cleared credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2019:

Fair value at beginning of period	$(10,688)
Net realized gain (loss)	(7,036)
Net change in unrealized appreciation (depreciation)	3,006
Swap premiums received	(1,860)
Coupon payments received	(1,012)
Premiums paid on exit	15,098
Net transfers in or out of Level 3	—

Fair value at end of period	$(2,492)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—sell protection still held at the reporting date	$(1,149)